Cash and cash equivalents and restricted cash	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash

2.Cash and cash equivalents and restricted cash

	As of	As of
	December 31,	June 30,
	2024	2025
Cash and cash equivalents	6,277	22,716
Restricted cash	3,049	3,111
	9,326	25,827

The currency profile of the Group’s cash and bank balances at the end of the reporting date are as follows:

	As of	As of
	December 31,	June 30,
	2024	2025
US$	9,047	14,248
Renminbi (“RMB”)	—	7,203
Singapore dollar (“SGD”)	167	687
Hong Kong dollar (“HK$”)	104	3,135
Japanese Yen	—	313
Others	8	241
	9,326	25,827